Property, Plant and Equipment - Additional information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Impairment of plant and equipment	£ 1,307	£ 0	£ 0